Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom Income Fund	May 30, 2024
Fidelity Advisor Freedom Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.63%
Past 5 years	2.12%
Past 10 years	2.37%
Fidelity Advisor Freedom Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.60%
Past 5 years	0.77%
Past 10 years	1.06%
Fidelity Advisor Freedom Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.02%
Past 5 years	1.24%
Past 10 years	1.44%
Fidelity Advisor Freedom Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.09%
Past 5 years	2.57%
Past 10 years	2.36%
Fidelity Advisor Freedom Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.82%
Past 5 years	2.36%
Past 10 years	2.36%
Fidelity Advisor Freedom Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.05%
Past 5 years	3.60%
Past 10 years	3.23%
Fidelity Advisor Freedom Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.16%
Past 5 years	3.63%
Since Inception	3.08%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0199
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.31%

[1]	A From October 2, 2018 .